Share Capital (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning	56,175,000	56,150,000
Number of options, Options granted	1,120,000	100,000
Number of options, Options exercised	(12,500)
Number of options, Options expired and forfeited	(85,000)	(75,000)
Number of options, Options outstanding, ending	57,197,500	56,175,000
Weighted average exercise price, Options outstanding, beginning	$ 0.19	$ 0.19
Weighted average exercise price, Options granted	1.00	0.85
Weighted average exercise price, Options exercised	0.15
Weighted average exercise price, Options expired and forfeited	1.00	0.40
Weighted average exercise price, Options outstanding, ending	$ 0.20	$ 0.19